Related Party Transactions - Due from Related party (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Related party transactions
Amounts due from related parties	¥ 133,990	$ 21,026	¥ 73,278
Amounts due from related parties, non current	611,100	$ 95,895	500,000
ZTO Cloud Warehouse Technology Co., Ltd and Its Subsidiaries
Related party transactions
Amounts due from related parties	41,118		44,875
Tonglu Tongze Logistics Ltd And Its Subsidiaries
Related party transactions
Amounts due from related parties	22,262		9,220
ZTO Supply Chain Management Co., Ltd. and its subsidiaries
Related party transactions
Amounts due from related parties			5,680
Youmi Technology (Zhejiang) Co., Ltd.
Related party transactions
Amounts due from related parties	¥ 14,494		5,767
Interest rate	6.60%	6.60%
Balance of principle	¥ 10,000		0
Zhongtong Yunleng Network Technology (Zhejiang) Co., Ltd. and its subsidiaries
Related party transactions
Amounts due from related parties	49,501
Shanghai Kuaibao Network Technology Ltd
Related party transactions
Amounts due from related parties	6,510		6,600
Others
Related party transactions
Amounts due from related parties	105		1,136
Zhongkuai (Tonglu) Future City Industrial Development Co., Ltd
Related party transactions
Amounts due from related parties, non current	¥ 539,000		500,000
Interest rate	7.20%	7.20%
Balance of principle	¥ 500,000		¥ 500,000
Zhejiang Tongyu Intelligent Industry Development Co., Ltd.
Related party transactions
Amounts due from related parties, non current	72,100
Balance of principle	¥ 70,000